ORDINARY SHARES (Details)		1 Months Ended	12 Months Ended
	Dec. 30, 2017 CNY (¥) shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
ORDINARY SHARES
Ordinary shares, shares issued					203,510,681	203,510,681	195,191,000	162,672,800
Ordinary shares, shares outstanding		195,191,000			203,510,681	203,510,681	195,191,000	162,672,800
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters(net of issuance cost of RMB31,776) | ¥		¥ 463,065,000		¥ 463,065,000
Issuance cost | ¥		¥ 31,776,000		¥ 31,776,000
Conversion ratio, Class B ordinary shares into Class A ordinary shares		1
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized					4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, par value | $ / shares					$ 0.00001		$ 0.00001
Ordinary shares, shares issued					142,348,281	142,348,281	128,228,600
Ordinary shares, shares outstanding		128,228,600			142,348,281	142,348,281	128,228,600
Number of votes per share | ¥ / shares		¥ 1
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized					200,000,000	200,000,000	200,000,000
Ordinary shares, par value | $ / shares					$ 0.00001		$ 0.00001
Ordinary shares, shares issued					61,162,400	61,162,400	66,962,400
Ordinary shares, shares outstanding		66,962,400			61,162,400	61,162,400	66,962,400
Number of votes per share | ¥ / shares		¥ 5
Initial public offering | ADSs
ORDINARY SHARES
New ADSs issued (in shares)		8,085,000
Initial public offering | Class A ordinary shares
ORDINARY SHARES
Number of shares represented by ADS (in shares)		8,085,000
Board of directors | Ordinary shares
ORDINARY SHARES
Issuance of ordinary shares	9,894,500
Number of individuals. | ¥	3
Series A, B and C Preferred Shareholders
ORDINARY SHARES
Issuance of ordinary shares			1,309,900
Deemed Dividend | ¥			¥ 103,550,000
Fair value per ordinary share (in RMB per share) | ¥ / shares						¥ 82.10
Amended and Restated Memorandum of Association
ORDINARY SHARES
Ordinary shares, shares authorized					5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares					$ 0.00001		$ 0.00001	$ 0.00001